Trade current assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about working capital [Line Items]
Balance working capital	€ (1,182)	€ (1,511)	€ (1,353)
Increase decrease in working capital exchange rate	(21)	1
Increase decrease in working capital consolidation scope changes	4	(11)
Increase decrease in working capital other	345	(148)
Inventories total [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	492	458	476
Increase decrease in working capital exchange rate	13	5
Increase decrease in working capital consolidation scope changes	0	0
Increase decrease in working capital other	21	(23)
Trade and other current receivables [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	2,228	1,677	1,600
Increase decrease in working capital exchange rate	29	19
Increase decrease in working capital consolidation scope changes	1	(12)
Increase decrease in working capital other	522	70
Trade and other current payables [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	(3,902)	(3,646)	€ (3,429)
Increase decrease in working capital exchange rate	(63)	(23)
Increase decrease in working capital consolidation scope changes	4	1
Increase decrease in working capital other	€ (198)	€ (195)